[LOGO / National Security	Administrative Office:
Life and Annuity Co.	Post Office Box 5363
Binghamton, New York]	Cincinnati, Ohio 45201

Overnight Packages:
One Financial Way
Cincinnati, Ohio 45242
Telephone: 877-446-6060
www.nslac.com

December 23, 2008
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:	National Security Variable Account N (1940 Act File No. 811-10619) Initial Registration Statement on Form N-4
Ladies and Gentlemen:
Attached hereto is an initial registration statement on Form N-4. This registration statement is being filed to register a new individual variable annuity with features and optional riders similar to registrant’s other NScore variable annuities and Ohio National Variable Account A’s ONcore variable annuities.
The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,
/s/ Kimberly A. Plante
Kimberly A. Plante